Schedule of Investments (unaudited)
December 31, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Boeing Co. (The)(a)	465,443	$ 121,322,372
General Dynamics Corp.	331,044	85,962,196
Howmet Aerospace, Inc.	239,909	12,983,875
Huntington Ingalls Industries, Inc.	58,005	15,060,418
L3Harris Technologies, Inc.	276,837	58,307,409
Lockheed Martin Corp.	322,716	146,267,800
Northrop Grumman Corp.	207,168	96,983,628
RTX Corp.	2,101,536	176,823,239
Textron, Inc.	286,241	23,019,501
		736,730,438
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	170,348	14,716,364
Expeditors International of Washington, Inc.	133,754	17,013,509
FedEx Corp.	338,060	85,519,038
United Parcel Service, Inc., Class B	1,057,062	166,201,858
		283,450,769
Automobile Components — 0.2%
Aptiv PLC(a)	413,073	37,060,910
BorgWarner, Inc.	343,257	12,305,763
		49,366,673
Automobiles — 0.5%
Ford Motor Co.	5,746,123	70,045,239
General Motors Co.	2,001,465	71,892,623
		141,937,862
Banks — 7.0%
Bank of America Corp.	10,062,557	338,806,294
Citigroup, Inc.	2,797,201	143,888,019
Citizens Financial Group, Inc.	686,814	22,761,016
Comerica, Inc.	192,576	10,747,667
Fifth Third Bancorp	994,505	34,300,477
Huntington Bancshares, Inc.	2,114,648	26,898,323
JPMorgan Chase & Co.	4,225,295	718,722,680
KeyCorp	1,367,031	19,685,246
M&T Bank Corp.	242,298	33,214,210
PNC Financial Services Group, Inc. (The)	582,191	90,152,276
Regions Financial Corp.	1,358,186	26,321,645
Truist Financial Corp.	1,949,123	71,961,621
U.S. Bancorp	2,275,601	98,488,011
Wells Fargo & Co.	5,307,750	261,247,455
Zions Bancorp N.A.	216,349	9,491,231
		1,906,686,171
Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	267,212	15,257,805
Coca-Cola Co. (The)	3,469,026	204,429,702
Constellation Brands, Inc., Class A	236,876	57,264,773
Keurig Dr Pepper, Inc.	1,470,336	48,991,596
Molson Coors Beverage Co., Class B	270,407	16,551,613
Monster Beverage Corp.(a)	431,520	24,859,867
PepsiCo, Inc.	1,286,023	218,418,146
		585,773,502
Biotechnology — 3.1%
AbbVie, Inc.	1,625,642	251,925,741
Amgen, Inc.	782,180	225,283,483
Biogen, Inc.(a)	211,605	54,757,026
Gilead Sciences, Inc.	1,821,127	147,529,498
Incyte Corp.(a)	271,634	17,055,899
Moderna, Inc.(a)	484,401	48,173,679
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	62,575	$ 54,958,997
Vertex Pharmaceuticals, Inc.(a)	135,958	55,319,951
		855,004,274
Broadline Retail — 0.1%
eBay, Inc.	757,992	33,063,611
Etsy, Inc.(a)	99,181	8,038,620
		41,102,231
Building Products — 0.5%
A O Smith Corp.	66,366	5,471,213
Allegion PLC	79,481	10,069,448
Carrier Global Corp.	637,110	36,601,969
Johnson Controls International PLC	993,563	57,268,971
Masco Corp.	150,810	10,101,254
Trane Technologies PLC	104,232	25,422,185
		144,935,040
Capital Markets — 5.0%
Ameriprise Financial, Inc.	69,456	26,381,473
Bank of New York Mellon Corp. (The)	1,127,160	58,668,678
BlackRock, Inc.(b)	204,377	165,913,249
Blackstone, Inc., Class A, NVS	292,088	38,240,161
Cboe Global Markets, Inc.	55,496	9,909,366
Charles Schwab Corp. (The)	2,175,065	149,644,472
CME Group, Inc., Class A	336,719	70,913,021
FactSet Research Systems, Inc.	29,422	14,035,765
Franklin Resources, Inc.	411,678	12,263,888
Goldman Sachs Group, Inc. (The)	476,622	183,866,469
Intercontinental Exchange, Inc.	836,526	107,435,034
Invesco Ltd.	656,491	11,711,799
MarketAxess Holdings, Inc.	55,357	16,211,297
Moody’s Corp.	121,814	47,575,676
Morgan Stanley	1,847,094	172,241,516
MSCI, Inc., Class A	49,666	28,093,573
Nasdaq, Inc.	497,110	28,901,975
Northern Trust Corp.	302,340	25,511,449
Raymond James Financial, Inc.	274,446	30,600,729
S&P Global, Inc.	265,179	116,816,653
State Street Corp.	450,618	34,904,870
T Rowe Price Group, Inc.	326,334	35,142,909
		1,384,984,022
Chemicals — 2.4%
Air Products & Chemicals, Inc.	324,678	88,896,836
Albemarle Corp.	171,370	24,759,538
CF Industries Holdings, Inc.	128,345	10,203,428
Corteva, Inc.	1,029,186	49,318,593
Dow, Inc.	1,024,282	56,171,625
DuPont de Nemours, Inc.	628,013	48,313,040
Eastman Chemical Co.	173,142	15,551,614
Ecolab, Inc.	181,597	36,019,765
FMC Corp.	182,190	11,487,080
International Flavors & Fragrances, Inc.	372,770	30,183,187
Linde PLC	340,168	139,710,399
LyondellBasell Industries NV, Class A	374,214	35,580,267
Mosaic Co. (The)	477,281	17,053,250
PPG Industries, Inc.	344,344	51,496,645
Sherwin-Williams Co. (The)	171,938	53,627,462
		668,372,729
Commercial Services & Supplies — 0.5%
Cintas Corp.	56,893	34,287,135
Republic Services, Inc.	128,436	21,180,381
Rollins, Inc.	233,684	10,204,980

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	320,118	$ 26,332,907
Waste Management, Inc.	284,826	51,012,337
		143,017,740
Communications Equipment — 1.3%
Cisco Systems, Inc.	5,919,988	299,077,794
F5, Inc.(a)	87,194	15,605,982
Juniper Networks, Inc.	465,652	13,727,421
Motorola Solutions, Inc.	101,800	31,872,562
		360,283,759
Construction & Engineering — 0.0%
Quanta Services, Inc.	65,772	14,193,598
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	30,689	15,311,049
Vulcan Materials Co.	69,852	15,857,103
		31,168,152
Consumer Finance — 0.6%
American Express Co.	252,229	47,252,581
Capital One Financial Corp.	556,616	72,983,490
Discover Financial Services	167,989	18,881,963
Synchrony Financial	604,352	23,080,203
		162,198,237
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	375,306	247,731,985
Dollar General Corp.	320,460	43,566,537
Dollar Tree, Inc.(a)	305,212	43,355,365
Kroger Co. (The)	966,537	44,180,406
Sysco Corp.	739,022	54,044,679
Target Corp.	674,651	96,083,795
Walgreens Boots Alliance, Inc.	1,047,121	27,340,329
Walmart, Inc.	2,084,917	328,687,165
		884,990,261
Containers & Packaging — 0.5%
Amcor PLC	2,110,661	20,346,772
Avery Dennison Corp.	117,605	23,775,027
Ball Corp.	460,440	26,484,509
International Paper Co.	505,293	18,266,342
Packaging Corp. of America	130,872	21,320,357
Westrock Co.	374,433	15,546,458
		125,739,465
Distributors — 0.2%
Genuine Parts Co.	204,733	28,355,521
LKQ Corp.	390,779	18,675,328
Pool Corp.	24,291	9,685,065
		56,715,914
Diversified Telecommunication Services — 1.5%
AT&T Inc.	10,449,971	175,350,513
Verizon Communications, Inc.	6,144,428	231,644,936
		406,995,449
Electric Utilities — 3.2%
Alliant Energy Corp.	372,642	19,116,534
American Electric Power Co., Inc.	768,279	62,399,620
Constellation Energy Corp.	256,527	29,985,441
Duke Energy Corp.	1,126,419	109,307,700
Edison International	559,710	40,013,668
Entergy Corp.	308,833	31,250,811
Evergy, Inc.	335,463	17,511,169
Eversource Energy	510,140	31,485,841
Exelon Corp.	1,459,311	52,389,265
Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	754,157	$ 27,647,396
NextEra Energy, Inc.	2,998,630	182,136,786
NRG Energy, Inc.	329,683	17,044,611
PG&E Corp.	3,126,894	56,377,899
Pinnacle West Capital Corp.	165,593	11,896,201
PPL Corp.	1,076,434	29,171,361
Southern Co. (The)	1,593,972	111,769,317
Xcel Energy, Inc.	805,864	49,891,040
		879,394,660
Electrical Equipment — 0.8%
AMETEK, Inc.	175,265	28,899,446
Eaton Corp. PLC	221,578	53,360,414
Emerson Electric Co.	833,218	81,097,108
Generac Holdings, Inc.(a)(c)	34,986	4,521,591
Hubbell, Inc.	42,288	13,909,792
Rockwell Automation, Inc.	87,082	27,037,219
		208,825,570
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	386,458	38,309,582
CDW Corp.	113,462	25,792,182
Corning, Inc.	1,121,236	34,141,636
Jabil, Inc.(c)	85,944	10,949,266
Keysight Technologies, Inc.(a)	259,317	41,254,741
TE Connectivity Ltd.	276,842	38,896,301
Teledyne Technologies, Inc.(a)	68,907	30,752,505
Trimble, Inc.(a)	363,279	19,326,443
Zebra Technologies Corp., Class A(a)	74,995	20,498,383
		259,921,039
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	1,469,511	50,227,886
Halliburton Co.	1,307,120	47,252,388
Schlumberger NV	2,087,739	108,645,938
		206,126,212
Entertainment — 1.2%
Electronic Arts, Inc.	200,155	27,383,206
Take-Two Interactive Software, Inc.(a)(c)	115,475	18,585,701
Walt Disney Co. (The)	2,674,281	241,460,832
Warner Bros Discovery, Inc., Class A(a)(c)	3,256,943	37,064,011
		324,493,750
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B(a)	2,659,172	948,420,285
Fidelity National Information Services, Inc.	865,213	51,973,345
Fiserv, Inc.(a)	422,228	56,088,767
Global Payments, Inc.	380,245	48,291,115
Jack Henry & Associates, Inc.	106,355	17,379,471
Mastercard, Inc., Class A	338,875	144,533,576
PayPal Holdings, Inc.(a)(c)	1,575,731	96,765,641
Visa, Inc., Class A	792,091	206,220,892
		1,569,673,092
Food Products — 1.6%
Archer-Daniels-Midland Co.	778,958	56,256,347
Bunge Global SA	212,145	21,416,038
Campbell Soup Co.	286,852	12,400,612
Conagra Brands, Inc.	697,983	20,004,193
General Mills, Inc.	851,929	55,494,655
Hershey Co. (The)	135,708	25,301,400
Hormel Foods Corp.	422,959	13,581,213
J M Smucker Co. (The)	154,984	19,586,878
Kellanova	385,144	21,533,401
Kraft Heinz Co. (The)	1,164,258	43,054,261

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	71,959	$ 7,778,048
McCormick & Co., Inc., NVS	367,000	25,110,140
Mondelez International, Inc., Class A	1,153,214	83,527,290
Tyson Foods, Inc., Class A	416,522	22,388,057
		427,432,533
Gas Utilities — 0.1%
Atmos Energy Corp.	216,854	25,133,379
Ground Transportation — 1.0%
CSX Corp.	1,442,946	50,026,938
JB Hunt Transport Services, Inc.	119,984	23,965,604
Norfolk Southern Corp.	330,507	78,125,245
Union Pacific Corp.	490,017	120,357,975
		272,475,762
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	2,536,280	279,168,340
Align Technology, Inc.(a)	46,808	12,825,392
Baxter International, Inc.	740,856	28,641,493
Becton Dickinson & Co.	424,000	103,383,920
Boston Scientific Corp.(a)	965,797	55,832,725
Cooper Cos., Inc. (The)	41,943	15,872,909
DENTSPLY SIRONA, Inc.	309,382	11,010,905
Dexcom, Inc.(a)	220,052	27,306,253
Edwards Lifesciences Corp.(a)	557,913	42,540,866
GE HealthCare Technologies, Inc.(c)	571,729	44,206,086
Hologic, Inc.(a)	357,690	25,556,950
IDEXX Laboratories, Inc.(a)(c)	53,393	29,635,785
Insulet Corp.(a)	63,222	13,717,909
Intuitive Surgical, Inc.(a)	174,827	58,979,637
Medtronic PLC	1,944,613	160,197,219
ResMed, Inc.	214,806	36,950,928
STERIS PLC	63,482	13,956,518
Stryker Corp.	178,443	53,436,541
Teleflex, Inc.	68,627	17,111,456
Zimmer Biomet Holdings, Inc.	305,183	37,140,771
		1,067,472,603
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	359,935	36,281,448
Cencora, Inc.	244,445	50,204,114
Centene Corp.(a)	780,246	57,902,056
Cigna Group (The)	427,677	128,067,878
CVS Health Corp.	1,877,189	148,222,843
DaVita, Inc.(a)	35,396	3,708,085
Elevance Health, Inc.	343,401	161,934,176
HCA Healthcare, Inc.	150,401	40,710,543
Henry Schein, Inc.(a)	190,692	14,437,291
Humana, Inc.	179,930	82,373,753
Laboratory Corp. of America Holdings	123,978	28,178,960
McKesson Corp.	194,477	90,038,961
Molina Healthcare, Inc.(a)	34,905	12,611,526
Quest Diagnostics, Inc.	164,200	22,639,896
UnitedHealth Group, Inc.	838,122	441,246,089
Universal Health Services, Inc., Class B	89,087	13,580,422
		1,332,138,041
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	798,900	15,818,220
Ventas, Inc.	587,602	29,286,084
Welltower, Inc.	808,909	72,939,324
		118,043,628
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	412,069	8,022,983
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	318,801	$ 43,401,568
Caesars Entertainment, Inc.(a)	132,303	6,202,365
Carnival Corp.(a)	426,667	7,910,406
Darden Restaurants, Inc.	84,338	13,856,733
Domino’s Pizza, Inc.	30,565	12,599,810
Las Vegas Sands Corp.	210,244	10,346,107
McDonald’s Corp.	593,660	176,026,127
MGM Resorts International	127,694	5,705,368
Starbucks Corp.	684,512	65,719,997
Yum! Brands, Inc.	221,042	28,881,348
		370,649,829
Household Durables — 0.2%
Garmin Ltd.	102,824	13,216,997
Lennar Corp., Class A	162,073	24,155,360
Mohawk Industries, Inc.(a)	77,182	7,988,337
Whirlpool Corp.	80,099	9,753,655
		55,114,349
Household Products — 1.7%
Church & Dwight Co., Inc.	194,294	18,372,441
Clorox Co. (The)	181,077	25,819,769
Colgate-Palmolive Co.	736,110	58,675,328
Kimberly-Clark Corp.	493,623	59,980,131
Procter & Gamble Co. (The)	2,101,243	307,916,149
		470,763,818
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	977,872	18,824,036
Industrial Conglomerates — 1.5%
3M Co.	807,230	88,246,384
General Electric Co.	906,701	115,722,249
Honeywell International, Inc.	963,512	202,058,101
		406,026,734
Industrial REITs — 0.7%
Prologis, Inc.	1,350,411	180,009,786
Insurance — 3.4%
Aflac, Inc.	776,922	64,096,065
Allstate Corp. (The)	383,593	53,695,348
American International Group, Inc.	1,025,898	69,504,590
Aon PLC, Class A	143,271	41,694,726
Arthur J. Gallagher & Co.	154,508	34,745,759
Assurant, Inc.	76,581	12,903,133
Brown & Brown, Inc.	75,889	5,396,467
Chubb Ltd.	596,282	134,759,732
Cincinnati Financial Corp.	229,143	23,707,135
Everest Group Ltd.	63,389	22,413,083
Globe Life, Inc.	125,077	15,224,372
Hartford Financial Services Group, Inc. (The)	441,733	35,506,499
Loews Corp.	267,360	18,605,582
Marsh & McLennan Cos., Inc.	345,819	65,522,326
MetLife, Inc.	908,184	60,058,208
Principal Financial Group, Inc.	320,309	25,198,709
Progressive Corp. (The)	427,431	68,081,210
Prudential Financial, Inc.	527,175	54,673,319
Travelers Cos., Inc. (The)	333,652	63,557,369
W R Berkley Corp.	297,513	21,040,119
Willis Towers Watson PLC	150,362	36,267,314
		926,651,065
Interactive Media & Services — 0.1%
Match Group, Inc.(a)	396,934	14,488,091

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.7%
Accenture PLC, Class A	421,948	$ 148,065,773
Akamai Technologies, Inc.(a)	116,739	13,816,061
Cognizant Technology Solutions Corp., Class A	732,233	55,305,558
EPAM Systems, Inc.(a)	50,556	15,032,321
International Business Machines Corp.	1,334,551	218,265,816
VeriSign, Inc.(a)	67,449	13,891,796
		464,377,325
Leisure Products — 0.0%
Hasbro, Inc.	190,446	9,724,173
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	427,356	59,415,305
Bio-Rad Laboratories, Inc., Class A(a)	30,569	9,870,424
Bio-Techne Corp.	230,947	17,819,871
Charles River Laboratories International, Inc.(a)(c)	74,912	17,709,197
Danaher Corp.	961,171	222,357,299
Illumina, Inc.(a)	231,927	32,293,515
IQVIA Holdings, Inc.(a)	166,685	38,567,575
Mettler-Toledo International, Inc.(a)	19,630	23,810,405
Revvity, Inc.	180,217	19,699,520
Thermo Fisher Scientific, Inc.	350,111	185,835,418
Waters Corp.(a)	54,395	17,908,466
		645,286,995
Machinery — 2.0%
Caterpillar, Inc.	313,146	92,587,878
Cummins, Inc.	207,825	49,788,635
Deere & Co.	168,270	67,286,125
Dover Corp.	204,283	31,420,768
IDEX Corp.	110,441	23,977,846
Illinois Tool Works, Inc.	216,701	56,762,660
Ingersoll Rand, Inc.	135,960	10,515,146
Nordson Corp.	79,095	20,893,735
Otis Worldwide Corp.	364,553	32,616,557
PACCAR, Inc.	206,238	20,139,141
Parker-Hannifin Corp.	41,275	19,015,393
Pentair PLC	72,417	5,265,440
Snap-on, Inc.	42,388	12,243,350
Stanley Black & Decker, Inc.	223,856	21,960,274
Westinghouse Air Brake Technologies Corp.	261,638	33,201,862
Xylem, Inc.	352,054	40,260,895
		537,935,705
Media — 1.4%
Charter Communications, Inc., Class A(a)	79,324	30,831,652
Comcast Corp., Class A	5,868,971	257,354,378
Fox Corp., Class A, NVS	361,026	10,711,641
Fox Corp., Class B	192,652	5,326,828
Interpublic Group of Cos., Inc. (The)	559,305	18,255,715
News Corp., Class A, NVS	555,765	13,644,031
News Corp., Class B	167,652	4,312,010
Omnicom Group, Inc.	289,050	25,005,716
Paramount Global, Class B, NVS	704,537	10,420,102
		375,862,073
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,047,016	44,571,471
Newmont Corp.	1,684,226	69,710,114
Nucor Corp.	132,840	23,119,474
Steel Dynamics, Inc.	82,186	9,706,167
		147,107,226
Multi-Utilities — 1.4%
Ameren Corp.	383,986	27,777,547
CenterPoint Energy, Inc.	921,786	26,335,426
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	426,076	$ 24,742,233
Consolidated Edison, Inc.	504,136	45,861,252
Dominion Energy, Inc.	1,222,253	57,445,891
DTE Energy Co.	301,078	33,196,860
NiSource, Inc.	603,481	16,022,421
Public Service Enterprise Group, Inc.	727,709	44,499,405
Sempra	919,665	68,726,566
WEC Energy Group, Inc.	463,070	38,976,602
		383,584,203
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	228,387	28,952,620
Boston Properties, Inc.	210,849	14,795,274
		43,747,894
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	2,565,871	382,725,318
ConocoPhillips	537,737	62,415,134
Coterra Energy, Inc.	373,466	9,530,852
Devon Energy Corp.	935,668	42,385,760
EOG Resources, Inc.	289,562	35,022,524
EQT Corp.	600,736	23,224,454
Exxon Mobil Corp.	5,854,421	585,325,012
Kinder Morgan, Inc.	2,824,038	49,816,030
Marathon Oil Corp.	401,681	9,704,613
Marathon Petroleum Corp.	249,546	37,022,645
Occidental Petroleum Corp.	967,714	57,782,203
ONEOK, Inc.	323,266	22,699,738
Phillips 66	643,010	85,610,351
Pioneer Natural Resources Co.	170,359	38,310,332
Valero Energy Corp.	497,453	64,668,890
Williams Cos., Inc. (The)	1,089,442	37,945,265
		1,544,189,121
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)	954,373	13,113,085
Delta Air Lines, Inc.	413,450	16,633,093
Southwest Airlines Co.	870,518	25,140,560
United Airlines Holdings, Inc.(a)	483,556	19,951,521
		74,838,259
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	339,236	49,613,265
Kenvue, Inc.	2,526,410	54,393,607
		104,006,872
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	2,973,864	152,588,962
Catalent, Inc.(a)(c)	263,250	11,827,822
Johnson & Johnson	3,518,310	551,459,909
Merck & Co., Inc.	2,222,128	242,256,395
Pfizer, Inc.	8,252,408	237,586,826
Viatris, Inc.	1,751,899	18,973,066
Zoetis, Inc., Class A	301,780	59,562,319
		1,274,255,299
Professional Services — 0.9%
Automatic Data Processing, Inc.	366,691	85,428,002
Broadridge Financial Solutions, Inc.	73,871	15,198,958
Ceridian HCM Holding, Inc.(a)(c)	102,496	6,879,532
Equifax, Inc.(c)	109,763	27,143,292
Jacobs Solutions, Inc.	183,874	23,866,845
Leidos Holdings, Inc.	200,812	21,735,891
Paychex, Inc.	283,276	33,741,004
Paycom Software, Inc.	40,825	8,439,344

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.(c)	154,640	$ 13,595,949
Verisk Analytics, Inc.	95,311	22,765,986
		258,794,803
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	445,103	41,434,639
CoStar Group, Inc.(a)	339,916	29,705,259
		71,139,898
Residential REITs — 0.6%
AvalonBay Communities, Inc.	207,400	38,829,428
Camden Property Trust	155,916	15,480,900
Equity Residential	504,629	30,863,110
Essex Property Trust, Inc.	93,737	23,241,152
Invitation Homes, Inc.	840,032	28,653,491
Mid-America Apartment Communities, Inc.	170,412	22,913,598
UDR, Inc.	441,912	16,920,810
		176,902,489
Retail REITs — 0.6%
Federal Realty Investment Trust	107,276	11,054,792
Kimco Realty Corp.	971,744	20,707,864
Realty Income Corp.	1,057,440	60,718,205
Regency Centers Corp.	239,896	16,073,032
Simon Property Group, Inc.	300,133	42,810,971
		151,364,864
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	298,420	59,254,275
Enphase Energy, Inc.(a)	125,629	16,600,616
First Solar, Inc.(a)(c)	156,022	26,879,470
Intel Corp.	6,161,812	309,631,053
Microchip Technology, Inc.	323,922	29,211,286
Micron Technology, Inc.	1,604,813	136,954,741
NXP Semiconductors NV	94,965	21,811,561
ON Semiconductor Corp.(a)(c)	352,167	29,416,510
Qorvo, Inc.(a)	142,156	16,008,187
QUALCOMM, Inc.	780,804	112,927,683
Skyworks Solutions, Inc.	232,766	26,167,554
Teradyne, Inc.(c)	223,256	24,227,741
Texas Instruments, Inc.	836,242	142,545,811
		951,636,488
Software — 0.5%
ANSYS, Inc.(a)	54,497	19,775,871
Autodesk, Inc.(a)(c)	150,669	36,684,888
Gen Digital, Inc.	823,370	18,789,303
PTC, Inc.(a)	69,414	12,144,674
Roper Technologies, Inc.	88,916	48,474,336
		135,869,072
Specialized REITs — 1.7%
American Tower Corp.	401,972	86,777,716
Crown Castle, Inc.	634,291	73,063,980
Digital Realty Trust, Inc.	260,938	35,117,036
Equinix, Inc.	72,676	58,532,524
Extra Space Storage, Inc.	308,516	49,464,370
Iron Mountain, Inc.	209,688	14,673,966
Public Storage	134,732	41,093,260
SBA Communications Corp., Class A	94,523	23,979,540
VICI Properties, Inc.	1,510,726	48,161,945
Weyerhaeuser Co.	1,066,034	37,066,002
		467,930,339
Specialty Retail — 2.5%
AutoZone, Inc.(a)	7,988	20,653,853
Security	Shares	Value
Specialty Retail (continued)
Bath & Body Works, Inc.	332,046	$ 14,331,105
Best Buy Co., Inc.	282,864	22,142,594
CarMax, Inc.(a)(c)	231,702	17,780,812
Home Depot, Inc. (The)	920,826	319,112,250
Lowe’s Cos., Inc.	843,468	187,713,803
O’Reilly Automotive, Inc.(a)	23,325	22,160,616
TJX Cos., Inc. (The)	586,999	55,066,376
Tractor Supply Co.	91,565	19,689,222
Ulta Beauty, Inc.(a)	24,445	11,977,806
		690,628,437
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,873,447	31,811,130
HP, Inc.	1,276,525	38,410,637
NetApp, Inc.	192,089	16,934,566
Seagate Technology Holdings PLC	167,613	14,309,122
Western Digital Corp.(a)	473,486	24,796,462
		126,261,917
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,019,690	110,707,744
Ralph Lauren Corp., Class A	26,120	3,766,504
Tapestry, Inc.	334,684	12,319,718
VF Corp.	482,709	9,074,929
		135,868,895
Tobacco — 0.9%
Altria Group, Inc.	2,584,930	104,276,076
Philip Morris International, Inc.	1,429,399	134,477,858
		238,753,934
Trading Companies & Distributors — 0.1%
Fastenal Co.	417,220	27,023,339
WW Grainger, Inc.	16,126	13,363,455
		40,386,794
Water Utilities — 0.1%
American Water Works Co., Inc.	285,858	37,730,397
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	743,700	119,237,421
Total Long-Term Investments — 99.7% (Cost: $25,738,830,534)		27,332,748,139
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	65,884,294	65,930,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(d)	45,881,061	45,881,061
Total Short-Term Securities — 0.4% (Cost: $111,742,553)		111,811,474
Total Investments — 100.1% (Cost: $25,850,573,087)		27,444,559,613
Liabilities in Excess of Other Assets — (0.1)%		(28,405,199)
Net Assets — 100.0%		$ 27,416,154,414
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 210,104,994	$ —	$ (144,235,516)(a)	$ 50,010	$ 10,925	$ 65,930,413	65,884,294	$ 792,767(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	39,913,921	5,967,140(a)	—	—	—	45,881,061	45,881,061	1,690,316	—
BlackRock, Inc.	152,128,447	55,687,949	(73,152,566)	(2,272,796)	33,522,215	165,913,249	204,377	3,260,995	—
				$ (2,222,786)	$ 33,533,140	$ 277,724,723		$ 5,744,078	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	983	03/15/24	$ 80,749	$ 2,160,941
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 27,332,748,139	$ —	$ —	$ 27,332,748,139
Short-Term Securities
Money Market Funds	111,811,474	—	—	111,811,474
	$ 27,444,559,613	$ —	$ —	$ 27,444,559,613
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,160,941	$ —	$ —	$ 2,160,941
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust